INCOME TAXES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INCOME TAXES

16.	INCOME TAXES

The following table reconciles the expected income tax expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
	$	$	$
Loss for the year	(669,024)	(701,215)	(818,228)

Expected income tax recovery (27%)	(181,000)	(189,000)	(221,000)
Change in statutory, foreign tax, foreign exchange rates and other	(245,000)	(54,000)	(2,000)
Permanent differences and other	148,000	192,000	91,000
Share issue cost	-	-	(5,000)
Change in unrecognized deductible temporary differences	278,000	51,000	137,000
Total income tax expense (recovery)	-	-

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024, 2023 and 2022

(Expressed in Canadian Dollars)

16.	INCOME TAXES (continued)

The significant components of the Company’s deferred tax assets are as follows:

	2024	2023	2022
	$	$	$
Share issue costs	12,000	19,000	26,000
Property and equipment	671,000	332,000	219,000
Intangible asset	157,000	157,000	157,000
Non-capital losses	5,610,000	5,664,000	5,719,000
Total	6,450,000	6,172,000	6,121,000
Unrecognized deferred tax assets	(6,450,000)	(6,172,000)	(6,121,000)
Deferred income tax asset (liability)	-	-